FAIR VALUE MEASUREMENTS - Carrying Value and Fair Value of Financial Instruments (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
FPA warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant liabilities	$ 760	$ 1,337
Public warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant liabilities	15,732	27,669
Working capital warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant liabilities	2,480	4,700
Private Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant liabilities	8,292	15,714
Fair Value, Inputs, Level 1 | FPA warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant liabilities	760	1,337
Fair Value, Inputs, Level 1 | Public warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant liabilities	15,732	27,669
Fair Value, Inputs, Level 1 | Working capital warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant liabilities	0	0
Fair Value, Inputs, Level 1 | Private Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant liabilities	0	0
Fair Value, Inputs, Level 2 | FPA warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant liabilities	0	0
Fair Value, Inputs, Level 2 | Public warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant liabilities	0	0
Fair Value, Inputs, Level 2 | Working capital warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant liabilities	0	0
Fair Value, Inputs, Level 2 | Private Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant liabilities	0	0
Fair Value, Inputs, Level 3 | FPA warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant liabilities	0	0
Fair Value, Inputs, Level 3 | Public warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant liabilities	0	0
Fair Value, Inputs, Level 3 | Working capital warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant liabilities	2,480	4,700
Fair Value, Inputs, Level 3 | Private Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant liabilities	8,292	15,714
Money Market Funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	13,349	22,349
Money Market Funds | Fair Value, Inputs, Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	13,349	22,349
Money Market Funds | Fair Value, Inputs, Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	0	0
Money Market Funds | Fair Value, Inputs, Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	$ 0	$ 0